Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
Schedule of Total Future Minimum Lease Payments

The total future minimum lease payments under non-cancellable short-term leases, including the agreed property management fee, with respect to the office as of June 30, 2026, are payable as follows:

Lease Commitment
Within 1 year	22,110
Total	22,110